Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Summary of Taxation Charge

	$ million
	2023	2022	2021
Current tax:
Charge in respect of current period	13,066	16,383	7,254
Adjustments in respect of prior periods	(422)	(947)	(719)
Total	12,644	15,436	6,535
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	(305)	5,196	2,971
Relating to changes in tax rates and legislation	242	785	10
Adjustments in respect of prior periods	410	524	(317)
Total	347	6,505	2,664
Total taxation charge	12,991	21,941	9,199

Summary of Reconciliation of Applicable Tax Charge at Statutory Tax Rates to Taxation Charge

Reconciliation of applicable tax charge at statutory tax rates to taxation charge

			$ million
	2023	2022	2021
Income before taxation	32,627	64,815	29,829
Less: share of profit of joint ventures and associates	(3,725)	(3,972)	(4,097)
Income before taxation and share of profit of joint ventures and associates	28,902	60,843	25,732
Applicable tax charge at standard statutory tax rates	11,921	22,170	10,097
Adjustments in respect of prior periods	(12)	(424)	(1,036)
Tax effects of:
Expenses not deductible for tax purposes	1,225	849	893
Incentives for investment and development	(553)	(1,388)	(467)
Derecognition/(recognition) of deferred tax assets	243	(457)	(113)
Changes in tax rates and legislation	242	785	10
Income not subject to tax at standard statutory rates	(213)	234	90
Disposals	(113)	39	(328)
Exchange rate differences	89	(102)	53
Other reconciling items	162	235	—
Taxation charge	12,991	21,941	9,199
Weighted average of statutory tax rates [A]	41%	36%	39%
Effective tax rate based on income before taxation [B]	40%	34%	31%
Effective tax rate based on income before taxation excluding share of profit of joint ventures and associates [C]	45%	36%	36%
[A]The weighted average of statutory tax rates is calculated by dividing the applicable tax charge at standard statutory tax rates by Income before taxation and share of profit of joint ventures and associates.
[B]The effective tax rate based on income before taxation is calculated by dividing Taxation charge by Income before taxation.
[C]The effective tax rate based on income before taxation excluding share of profit of joint ventures and associates is calculated by dividing Taxation charge by Income before taxation and share of profit of joint ventures and associates.
Summary of Deferred Tax

								$ million
Deferred tax asset	Decommissioning and other provisions		Property, plant and equipment		Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2023	6,049		4,290		6,446	1,977	4,827	23,589
(Charge)/credit to income	61		(680)		(2,025)	27	557	(2,060)
Currency translation differences	89		18		66	28	(11)	190
Other comprehensive income	—		—		(5)	104	23	122
Other movements	1,378	[A]	(2,044)	[A]	(202)	(386)	(964)	(2,218)
At December 31, 2023	7,577		1,584		4,280	1,750	4,432	19,623
Deferred tax liability
At January 1, 2023			(24,818)			(3,189)	(3,953)	(31,960)
Credit/(charge) to income			2,109			(228)	(168)	1,713
Currency translation differences			(173)			227	—	54
Other comprehensive income			(3)			(90)	(3)	(96)
Other movements			889			400	484	1,773
At December 31, 2023			(21,996)			(2,880)	(3,640)	(28,516)
Net deferred tax liability at December 31, 2023								(8,893)
Deferred tax asset/(liability) as presented in the balance sheet at December 31, 2023
Deferred tax asset								6,454
Deferred tax liability								(15,347)
[A]Includes the impact of the IAS 12 amendments Deferred Tax related to Assets and Liabilities arising from a Single Transaction. (See Note 2).

2022 – Deferred tax

						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2022	6,562	4,993	10,518	2,744	4,545	29,362
(Charge)/credit to income	(217)	(1,261)	(3,434)	(66)	160	(4,818)
Currency translation differences	(303)	(63)	(426)	(40)	(109)	(941)
Other comprehensive income	—	—	18	(618)	70	(530)
Other movements	7	621	(230)	(43)	161	516
At December 31, 2022	6,049	4,290	6,446	1,977	4,827	23,589
Deferred tax liability
At January 1, 2022		(23,144)		(2,736)	(3,603)	(29,483)
(Charge)/credit to income		(1,503)		93	(277)	(1,687)
Currency translation differences		380		287	170	837
Other comprehensive income		4		(870)	18	(848)
Other movements		(555)		37	(261)	(779)
At December 31, 2022		(24,818)		(3,189)	(3,953)	(31,960)
Net deferred tax asset at December 31, 2022						(8,371)
Deferred tax asset/(liability) as presented in the balance sheet at December 31, 2022
Deferred tax asset						7,815
Deferred tax liability						(16,186)

Disclosure of unrecognised temporary difference, unused tax losses and tax credits

Expected expiration of unused tax losses, unrecognised deductible temporary differences and tax credits

		$ million
Expected expiration	Dec 31, 2023	Dec 31, 2022
Less than one year	1,496	1,034
Between 1 and 5 years	1,475	3,257
5 years and later [A]	71,709	72,032
Total	74,680	76,323
[A]Includes unrecognised losses for Petroleum Resource Rent Tax (PRRT) in Australia which, due to the annual augmentation, increased to $46,220 million as at the end of the most recent PRRT fiscal year, June 30, 2023 (June 30, 2022: $43,832 million).